Income Taxes (Details) - Schedule of effective statutory rate and the provision for income taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Effective Statutory Rate And The Provision For Income Taxes Abstract
Income tax (benefit) liability at U.S. statutory rate of 21%					$ 819,786	$ (637,879)
Income tax (benefit) liability – state					253,743	(197,439)
Permanent differences					(20,893)	457,798
Change in valuation allowance					(1,027,760)	377,520
Total provision for income tax					$ 24,876